Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities

NOTE 7 – INTANGIBLE ASSETS AND LIABILITIES

Intangible assets as of December 31, 2025 and December 31, 2024 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2022	$211,644	$(132,928)	$78,716
Additions/ (Amortization)	—	(18,285)	(18,285)
Favorable lease terms December 31, 2023	$211,644	$(151,213)	$60,431
Amortization	—	(18,120)	(18,120)
Favorable lease terms December 31, 2024	$211,644	$(169,333)	$42,311
Amortization	—	(11,801)	(11,801)
Accelerated amortization	(46,414)	19,137	(27,277)
Favorable lease terms December 31, 2025	$165,230	$(161,997)	$3,233

The amortization of the intangible asset for the next five years ending December 31 is estimated to be $3,233 for 2026 and $0 for each of the years 2027 through 2030.

Intangible assets subject to amortization are amortized using straight-line method over their estimated useful lives to their estimated residual value of zero. On July 4, 2025, Navios Partners terminated the contracts for two VLCCs upon the designation of its bareboat charterer on the U.S. Specially Designated Nationals list, as the charterer met the criteria for sanctions under Executive Order 13902. Concurrently, Navios Partners derecognized the associated favorable lease terms, resulting in an accelerated amortization of $27,277, which is presented under the caption “Depreciation and amortization” in the Consolidated Statements of Comprehensive Income for the year ended December 31, 2025. As of December 31, 2025, the weighted average useful life of the remaining favorable lease term was 0.5 years.

Intangible liabilities as of December 31, 2025 and December 31, 2024 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2022	$231,407	$(183,501)	$47,906
Additions/ (Amortization)	—	(19,922)	(19,922)
Unfavorable lease terms December 31, 2023	$231,407	$(203,423)	$27,984
Amortization	—	(12,718)	(12,718)
Unfavorable lease terms December 31, 2024	$231,407	$(216,141)	$15,266
Amortization	—	(11,680)	(11,680)
Unfavorable lease terms December 31, 2025	$231,407	$(227,821)	$3,586

The aggregate amortization of the intangible liabilities for the next five years ending December 31 is estimated to be $3,586 for 2026 and $0 for each of the years 2027 through 2030.

Intangible liabilities subject to amortization are amortized using straight-line method over their estimated useful lives to their estimated residual value of zero. As of December 31, 2025, the weighted average useful life of the remaining unfavorable lease terms was 0.3 years.